DWS Global High Income Fund Annual Fund Operating Expenses - DWS Global High Income Fund	Jan. 27, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.36%	[1]
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.99%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.35%	[1]
Expenses (as a percentage of Assets)	1.75%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	1.74%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%	[1]
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.65%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%	[1]
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.74%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%	[1]
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.74%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.41%, 0.40%, 0.30%, 0.39% and 0.43% for Class A, Class C, Class R6, Institutional Class and Class S, respectively, had proxy expenses been included.